Federated Hermes International Growth Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.5%
		Argentina—2.6%
1,993	[1]	Mercadolibre, Inc.	$ 3,502,857
		Australia—1.7%
105,079		Northern Star Resources Ltd.	2,261,149
		Belgium—4.1%
4,132	[1]	Argenx SE, ADR	3,168,913
7,703		UCB SA	2,295,248
		TOTAL	5,464,161
		Brazil—3.2%
284,151	[1]	NU Holdings Ltd./Cayman Islands	4,256,582
		Canada—3.9%
24,368		Cameco Corp.	2,885,171
3,191	[1]	Celestica, Inc.	885,918
11,836	[1]	Shopify, Inc.	1,428,960
		TOTAL	5,200,049
		Chile—1.6%
24,485		Antofagasta PLC	1,416,034
141,422		Embotelladora Andina S.A.	681,409
		TOTAL	2,097,443
		China—6.9%
9,714		Alibaba Group Holding Ltd., ADR	1,399,884
12,100		Contemporary Amperex Technology Co. Ltd.	603,090
175,800		KE Holdings, Inc.	974,729
131,100		Kuaishou Technology	1,049,300
54,744		Tencent Holdings Ltd.	3,599,584
276,000		Zijin Mining Group Co. Ltd.	1,605,872
		TOTAL	9,232,459
		Egypt—0.6%
285,552		Commercial International Bank Egypt	795,020
		France—2.9%
6,606		Gaztransport Et Technigaz	1,511,736
1,241		L’Oreal SA	580,528
1,463	[1]	L’Oreal SA-PF	684,378
3,664		Schneider Electric SA	1,186,757
		TOTAL	3,963,399
		Georgia—0.3%
5,345		TBC Bank Group PLC	346,301
		Germany—5.0%
33,759		Infineon Technologies AG	1,826,802
1,157		Rational AG	1,006,013
910		Rheinmetall AG	1,788,156
10,400		SAP SE, ADR	2,095,912
		TOTAL	6,716,883
		Hong Kong—1.1%
69,000		AIA Group Ltd.	763,176
24,233	[1]	Zijin Gold International Company Ltd.	719,781
		TOTAL	1,482,957

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—2.6%
16,676		HDFC Bank Ltd., ADR	$ 531,131
67,574		Max Healthcare Institute Ltd.	813,172
79,293	[1]	PB Fintech Ltd.	1,292,306
124,844	[1]	Zinka Logistics Solutions Ltd.	803,641
		TOTAL	3,440,250
		Italy—0.8%
9,384		Prysmian SpA	1,145,002
		Japan—12.4%
37,300		Ajinomoto Co., Inc.	1,177,685
81,900		Hitachi Ltd.	2,712,554
11,841		Hoya Corp.	2,135,665
4,017		Keyence Corp.	1,694,680
108,227	[2]	Mitsubishi UFJ Financial Group, Inc., ADR	2,017,351
83,782		Nintendo Co. Ltd., ADR	1,177,975
44,800	[1]	QPS Holdings Inc.	632,031
267,900		Resona Holdings, Inc.	3,270,977
6,600		Tokyo Electron Ltd.	1,866,387
		TOTAL	16,685,305
		Netherlands—3.7%
3,391		ASML Holding N.V., ADR	4,918,849
		Norway—1.8%
59,585		Kongsberg Gruppen ASA	2,424,817
		Singapore—1.6%
28,600		DBS Group Holdings Ltd.	1,290,706
106,900		Singapore Technologies Engineering Ltd.	841,309
		TOTAL	2,132,015
		South Africa—3.6%
3,545		Capitec Bank Holdings Ltd.	1,056,335
64,974		Gold Fields Ltd.	3,809,000
		TOTAL	4,865,335
		South Korea—4.8%
1,562		Hanwha Aerospace Co. Ltd.	1,296,821
6,747		Korea Aerospace Industries Ltd.	898,953
3,644		Samsung Electro-Mechanics Co. Ltd.	1,131,385
20,963		Samsung Electronics Co. Ltd.	3,149,406
		TOTAL	6,476,565
		Spain—2.9%
169,520		CaixaBank SA	2,108,853
25,817		Industria de Diseno Textil SA	1,734,475
		TOTAL	3,843,328
		Sweden—4.3%
26,305		Epiroc AB	794,957
71,049		MilDef Group AB	1,028,511
3,759	[1]	Spotify Technology SA	1,935,659
46,624	[1]	Swedish Orphan Biovitrum AB	2,043,027
		TOTAL	5,802,154
		Switzerland—2.3%
4,419		Inficon Holding AG	682,969
7,703		Nestle S.A.	839,562
19,202	[1]	On Holding AG	892,509

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
3,488		Sika AG	$ 716,686
		TOTAL	3,131,726
		Taiwan—13.1%
77,000		Ase Technology Holding Co. Ltd.	922,409
8,000		ASPEED Technology, Inc.	2,458,727
19,000		MediaTek, Inc.	1,162,517
208,000		Taiwan Semiconductor Manufacturing Co. Ltd	13,069,877
		TOTAL	17,613,530
		Thailand—0.6%
1,419	[1]	Fabrinet	774,249
		Turkey—0.7%
133,585		Aselsan Elektronik Sanayi Ve Ticaret A.S.	979,289
		United Kingdom—8.4%
34,487		3i Group PLC	1,531,617
29,371		AstraZeneca PLC	6,122,385
56,695		Compass Group PLC	1,747,820
27,993		TechnipFMC PLC	1,856,216
		TOTAL	11,258,038
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,379,865)	130,809,712
		INVESTMENT COMPANY—3.5%
4,658,551		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $4,658,551)	4,658,551
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $70,038,416)	135,468,263
		OTHER ASSETS AND LIABILITIES - NET—(1.0%)[4]	(1,347,852)
		NET ASSETS—100%	$134,120,411
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 5/31/2025	$21,663,187
Purchases at Cost	$340,346,050
Proceeds from Sales	$(357,350,686)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2026	$4,658,551
Shares Held as of 2/28/2026	4,658,551
Dividend Income	$387,095

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$2,006,805	$2,118,000

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$40,531,930	$90,277,782	$—	$130,809,712
Investment Company	4,658,551	—	—	4,658,551
TOTAL SECURITIES	$45,190,481	$90,277,782	$—	$135,468,263

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt